Stradley Ronon Stevens & Young, LLP
 2000 K Street, NW, Suite 700
Washington, DC 20006-2652
Telephone  202.822.9611
Fax  202.822.0140
www.stradley.com

August 18, 2020

Christopher J. Zimmerman
czimmerman@stradley.com
202.419.8402
August 18, 2020

U.S. Global Investors Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

Re:	Registration Statement on Form N-14

Ladies and Gentlemen:

We have acted as counsel to U.S. Global Investors Funds, a Delaware statutory trust (the “Trust), in connection with the filing of the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) with the U.S. Securities and Exchange Commission (“SEC”) covering the issuance of shares of beneficial interest, no par value (“Shares”) of the Global Luxury Good Funds (the “Acquiring Fund”), a series of the Trust, pursuant to the proposed reorganization of the All American Equity Fund (the “Target Fund”), a series of the Trust, as described in the Registration Statement and pursuant to the Agreement and Plan of Reorganization by and between the Trust, on behalf of the Acquiring Fund and the Target Fund (the “Agreement”).
You have requested our opinion as to the matters set forth below in connection with the filing of the Registration Statement.
In connection with this opinion, we have examined: (i) a copy of the Trust’s Certificate of Trust, as filed with the Secretary of State of the State of Delaware; (ii) the Trust’s Agreement and Declaration of Trust; (iii) the Trust’s Bylaws; (iv) a Good Standing Certificate, dated August 18, 2020, from the Secretary of State of the State of Delaware; and (v) resolutions adopted by the Board of Trustees of the Trust in connection with the creation, authorization, issuance and sale of the Shares. We have also examined the Registration Statement and the Acquiring Fund and Target Fund’s currently effective registration statement on Form N-1A as amended and supplemented to date, which is on file with the SEC, as well as other items we deem material to this opinion. In examining the documents referred to above, we have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of documents purporting to be originals and the conformity to originals of all documents submitted to us as copies.  As to questions of fact material to our opinion, we have relied (without investigation or independent confirmation) upon the representations contained in the above-described documents and on certificates and other communications from public officials and officers and Trustees of the Trust.

This opinion is based exclusively on the provisions of the Delaware Statutory Trust Act governing the issuance of the shares of the Trust, and does not extend to the securities or “blue sky” laws of the State of Delaware or other states.
We have assumed for purposes of this opinion:
1. The Shares will be issued in accordance with the Declaration of Trust, Bylaws and resolutions of the Board relating to the creation, authorization and issuance of shares.
2. The Shares will be issued against payment therefor as described in the Registration Statement, and that such payments will have been at least equal to their respective net asset values.
 On the basis of the foregoing, it is our opinion that, when issued and paid for upon the terms provided in the Registration Statement, the Shares to be issued pursuant to the Registration Statement will be validly issued, fully paid and non-assessable.
We hereby consent to the filing of this opinion with the SEC as an exhibit to the Registration Statement and any amendments related thereto.

Sincerely yours,

Stradley Ronon Stevens & Young, LLP

By: /s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esq.,
a Partner